[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

January 29, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          Van Kampen Unit Trusts, Taxable Income Series 194

File No. 333-160095 CIK #1433489

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on January 26, 2021.

Very truly yours,

/s/ Craig S. Falduto

Craig S. Falduto

Executive Director, Investment Research

Invesco Capital Markets, Inc.